Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Accrued Expenses and Other Liabilities [Abstract]
Accrued contract expenses	$ 5.9	$ 3.7
Accrued contract loss		$ 0.7